January 11, 2013

The CUSHING® MLP PREMIER FUND

Supplement to the Prospectus dated March 30, 2012

Effective immediately, this supplement makes the following change to the Fund’s Prospectus.

Change to Portfolio Management Team

1.  The section titled “Portfolio Managers” on page 8 of the Prospectus is amended and restated as follows:

Portfolio Managers

Jerry V. Swank, Founder and Managing Partner of the Investment Adviser, Daniel L. Spears, Partner and Portfolio Manager of the Investment Adviser and Kevin P. Gallagher, Managing Director, Senior Research Analyst and Portfolio Manager of the Investment Adviser are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Swank and Mr. Spears have been portfolio managers of the Fund since its inception in 2010.  Mr. Gallagher became a portfolio manager of the Fund in December, 2012.

2.  The section titled “Portfolio Management” on page 25 of the Prospectus is amended and restated as follows:

Portfolio Management

Jerry V. Swank, Daniel L. Spears, and Kevin P. Gallagher are the portfolio managers of the Fund.

Jerry V. Swank. Mr. Swank formed Swank Capital, LLC in 2000 to provide proprietary energy research to a select group of institutional investors, emphasizing in-depth independent research. Prior to forming Swank Capital, LLC, Mr. Swank spent five years with John S. Herold, Inc., now part of IHS Herold (“Herold”). Herold is an oil & gas research and consulting company. He joined Herold in 1995 and served as Managing Director heading up its sales and new product development team until May 1998, when he assumed the position of President. During this period, Mr. Swank developed an in-depth knowledge of the worldwide energy industry, sector profitability, global growth prospects and supply/demand dynamics. Prior to joining Herold, Mr. Swank spent 14 years with Credit Suisse First Boston Corporation in Institutional Equity and Fixed Income Sales in its Dallas office from 1980 to 1995. From 1985 to 1995 he was a Credit Suisse First Boston Corporation Director and Southwestern Regional Sales Manager. Prior to Credit Suisse First Boston Corporation, Mr. Swank worked from 1976 to 1980 on the buy side as an analyst and portfolio manager with Mercantile Texas Corp. Mr. Swank received a B.A. from the University of Missouri (Economics) in 1973 and an M.B.A. from the University of North Texas in 1978. Mr. Swank has served on the Board of Directors of John S. Herold, Inc., Matador Petroleum Corporation and Advantage Acceptance, Inc. and currently serves on the board of directors of E-T Energy Ltd., Central Energy Partners, LP and The Dalrymple Global Resources Offshore Fund, Ltd. Mr. Swank is also Chairman of the Board, CEO, President, and Portfolio Manager of The Cushing® MLP Total Return Fund, The Cushing® MLP Premier Fund, The Cushing® Royalty & Income Fund, The Cushing® Royalty Energy Income Fund, The Cushing® MLP Infrastructure Fund and The Cushing® Renaissance Fund.

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Daniel L. Spears. Mr. Spears joined Swank Capital, LLC as a Partner in 2006.  Prior to joining Swank Capital, Mr. Spears was a Principal at Banc of America Securities, LLC within the Natural Resources Group from 1998 to 2006. Prior to that, Mr. Spears was in the Global Energy and Power Investment Banking Group at Salomon Smith Barney from 1995 to 1998. Mr. Spears has extensive experience providing financial and strategic advice to public and private companies in all sectors of the natural resources industry.  Mr. Spears received his B.S. in Economics from the Wharton School of the University of Pennsylvania in 1995. Mr. Spears currently serves on the Board of Directors for Central Energy Partners, LP. and Emerald Oil, Inc.

Kevin P. Gallagher. Mr. Gallagher joined Swank Capital, LLC in 2006 and is a Managing Director, Senior Research Analyst and Portfolio Manager.  For five years prior to joining Swank Capital, Mr. Gallagher was a senior research associate with RBC Capital Markets covering the Diversified Energy and MLP sectors.  Mr. Gallagher’s career in the investment business also includes 4 years at GMAC-RFC, where he helped manage a portfolio of cash and investments.  Mr. Gallagher earned a BS in Economics with Finance, a minor in Philosophy, and an MBA from Southern Methodist University.  He holds the Chartered Financial Analyst® designation.

Effective June 4, 2012 the following change was made to the Fund’s Prospectus:

The name of Cushing MLP Funds Trust (the “Trust”) has been changed to Cushing Funds Trust. Accordingly, all references to the “Cushing MLP Funds Trust” in the Trust’s Prospectus are replaced with “Cushing Funds Trust.”

Please retain this Supplement with your Prospectus for future reference.

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January 11, 2013

The CUSHING® MLP PREMIER FUND

Supplement to the Statement of Additional Information dated March 30, 2012, as supplemented on June 5, 2012

Effective immediately, this supplement makes the following change to the Fund’s Statement of Additional Information.

Change to Portfolio Management Team
The section titled “Portfolio Managers” on page S-24 of the Statement of Additional Information is amended and restated as follows:

PORTFOLIO MANAGERS

    Jerry V. Swank, Daniel L. Spears and Kevin P. Gallagher (the “portfolio managers”) are primarily responsible for the day-to-day management of the Fund’s portfolio. The following section discusses the accounts managed by the portfolio managers, the structure and method of their compensation and potential conflicts of interest.

    Other Accounts Managed by the Portfolio Managers. The following tables reflect information regarding accounts for which the portfolio managers have day-to-day management responsibilities (other than the Fund).  Accounts are grouped into three categories: (a) registered investment companies, (b) other pooled investment accounts, and (c) other accounts.

    As of December 31, 2012, Mr. Swank managed or was a member of the management team for the following client accounts (including the Fund):

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies.	6	$1,250 million	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies . . . . . . . . . . . . . . .	8	$707 million	7	$691 million
Other Accounts . . . . . . . . . . . . . .	6	$257 million	1	$14 million

As of December 31, 2012, Mr. Spears managed or was a member of the management team for the following client accounts (including the Fund):

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies .	5	$1,231 million	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies . . . . . . . . . . . . . . .	0	$0	0	$0
Other Accounts . . . . . . . . . . . . . .	0	$0	0	$0

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As of December 31, 2012, Mr. Gallagher managed or was a member of the management team for the following client accounts (including the Fund):

	Number of Accounts	Assets of Accounts	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee
Registered Investment Companies .	1	$675 million	0	$0
Pooled Investment Vehicles Other Than Registered Investment Companies . . . . . . . . . . . . . . .	2	$575 million	2	$575 million
Other Accounts . . . . . . . . . . . . . .	0	$0	0	$0

    Compensation and Potential Conflicts of Interest.   Messrs. Swank, Spears and Gallagher are compensated by the Investment Adviser. Mr. Swank and Mr. Spears are principals of the Investment Adviser and are compensated through partnership distributions that are based primarily on the profits and losses of the Investment Adviser. The partnership distributions are affected by the amount of assets the Investment Adviser manages and the appreciation of those assets, particularly over the long-term, but are not determined with specific reference to any particular performance benchmark or time period.  Mr. Gallagher receives a fixed salary and a discretionary bonus based on the pre-tax performance of the Fund and other portfolios for which he serves as a portfolio manager.  Some of the other accounts managed by Messrs Swank, Spears and Gallagher have investment strategies that are similar to the Fund’s investment strategy. However, the Investment Adviser manages potential material conflicts of interest by allocating investment opportunities in accordance with its allocation policies and procedures.

    Ownership of Securities. For the fiscal year ended November 30, 2012, the portfolio managers owned shares of the Fund in the following amounts:

Portfolio Manager	Dollar Range of Equity Securities Owned in Class A	Dollar Range of Equity Securities Owned in Class C	Dollar Range of Equity Securities Owned in Class I
Jerry V. Swank	$100,001-500,000(1)	None	None
Daniel L. Spears	None	None	None
Kevin P. Gallagher	None	None	None
(1)
An affiliate of the Investment Adviser purchased shares of the Fund in order to provide the Trust with over $100,000 of net capital as required by the 1940 Act.  Mr. Swank may be deemed to be a beneficial owner of the Fund’s shares by virtue of his control of the Investment Adviser and of the affiliate that purchased the shares.

Effective June 4, 2012 the following change was made to the Fund’s Statement of Additional Information:

The name of Cushing MLP Funds Trust (the “Trust”) was changed to Cushing Funds Trust. Accordingly, all references to the “Cushing MLP Funds Trust” in the Trust’s Statement of Additional Information are replaced with “Cushing Funds Trust.”

Please retain this Supplement with your Statement of Additional Information for future reference.

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